Derivative Instruments and Other Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Cash as collateral for derivative transactions	$ 4,976,000	$ 2,650,000
Fair value of derivatives	$ 506,000